Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Product sale trade receivables	$ 86.4	$ 110.9
Other trade receivables	14.0	16.7
Deposits	0.3	5.1
Value added tax	39.9	57.7
Payroll debtors	8.2	3.7
Prepayments	64.2	68.2
Other	13.5	10.3
Receivables	$ 226.5	$ 272.6